Accounting Policies - Share Based payment agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 968,628	$ 903,764	$ 863,782
Increase (decrease) through share-based payment transactions, equity	2,009,304	1,066,863	962,806
Long Term Retention Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	968,628	903,764	863,782
Increase (decrease) through share-based payment transactions, equity	$ 968,628	$ 1,066,863	$ 962,806